Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2018
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Accounts Payable and Accrued Liabilities
40.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2017	2018
Payables to contractors and equipment suppliers	82,444	70,526
Payables to telecommunications products suppliers	4,548	4,349
Customer/contractor deposits	5,262	6,381
Repair and maintenance expense payables	5,348	6,252
Bills payable	49	—
Salary and welfare payables	3,711	5,900
Interest payable	709	299
Amounts due to services providers/content providers	2,253	1,920
VAT received from customer in advance	—	3,398
Accrued expenses	14,845	15,935
Others	6,091	7,498

	125,260	122,458

The aging analysis of accounts payables and accrued liabilities is based on the invoice date as follows:

	2017	2018
Less than six months	104,691	105,606
Six months to one year	9,009	6,984
More than one year	11,560	9,868

	125,260	122,458